1
The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.8%
Beverages  — 2.3%
60,000 China Mengniu Dairy Co. Ltd. ......... $ 201,125
28,743 Danone SA ...................... 1,588,105
40,000 ITO EN Ltd. ..................... 1,287,206
7,000 Morinaga Milk Industry Co. Ltd. ....... 263,577
5,000 PepsiCo Inc. ..................... 847,200
30,000 Suntory Beverage & Food Ltd. ........ 913,410
424,000 Vitasoy International Holdings Ltd. ..... 513,286
5,613,909
Biotechnology  — 3.6%
7,500 Bio-Rad Laboratories Inc., Cl. A† ...... 2,688,375
55,000 Catalent Inc.† .................... 2,504,150
8,300 Charles River Laboratories International
Inc.† ........................ 1,626,634
3,000 Idorsia Ltd.† ..................... 8,489
3,600 Illumina Inc.† .................... 494,208
700 Incyte Corp.† .................... 40,439
5,000 Invitae Corp.† .................... 3,026
300 Natera Inc.† ..................... 13,275
300 PhenomeX Inc.† .................. 299
1,200 Regeneron Pharmaceuticals Inc.† ...... 987,552
1,000 Waters Corp.† ................... 274,210
8,640,657
Electronics  — 1.7%
8,150 Thermo Fisher Scientific Inc. ......... 4,125,286
Equipment and Supplies  — 0.6%
90,000 Owens & Minor Inc.† .............. 1,454,400
Food  — 19.6%
10,000 Calavo Growers Inc. ............... 252,300
40,000 Campbell Soup Co. ................ 1,643,200
25,000 Conagra Brands Inc. ............... 685,500
52,500 Flowers Foods Inc. ................ 1,164,450
25,000 General Mills Inc. ................. 1,599,750
27,200 Kellanova ....................... 1,618,672
34,000 Kerry Group plc, Cl. A .............. 2,788,550
81,500 Kikkoman Corp. .................. 4,277,877
15,000 Lamb Weston Holdings Inc. .......... 1,386,900
10,000 Maple Leaf Foods Inc. .............. 192,159
30,000 MEIJI Holdings Co. Ltd. ............. 745,985
60,000 Mondelēz International Inc., Cl. A ...... 4,164,000
63,000 Nestlé SA ....................... 7,140,023
45,000 Nomad Foods Ltd.† ................ 684,900
45,000 Post Holdings Inc.† ................ 3,858,300
10,000 Sovos Brands Inc.† ................ 225,500
2,000 The Hain Celestial Group Inc.† ........ 20,740
28,000 The J.M. Smucker Co. .............. 3,441,480
90,000 The Kraft Heinz Co. ................ 3,027,600
120,000 Tingyi (Cayman Islands) Holding Corp. .. 167,643
Shares
Market
Value
40,000 TreeHouse Foods Inc.† ............. $ 1,743,200
60,000 Unilever plc, ADR ................. 2,964,000
124,000 Yakult Honsha Co. Ltd. ............. 3,014,534
46,807,263
Food and Staples Retailing  — 7.9%
4,000 BARK Inc.† ..................... 4,800
140,000 BellRing Brands Inc.† .............. 5,772,200
99,400 CVS Health Corp. ................. 6,940,108
30,000 Ingles Markets Inc., Cl. A ............ 2,259,900
1,500 Petco Health & Wellness Co. Inc.† ..... 6,135
13,000 Pets at Home Group plc ............. 53,104
20,000 Sprouts Farmers Market Inc.† ........ 856,000
60,000 The Kroger Co. ................... 2,685,000
6,000 United Natural Foods Inc.† ........... 84,840
10,000 Walgreens Boots Alliance Inc. ........ 222,400
18,884,487
Health Care Equipment and Supplies  — 20.0%
500 Agilent Technologies Inc. ............ 55,910
126,017 Bausch + Lomb Corp.† ............. 2,135,988
55,000 Baxter International Inc. ............. 2,075,700
2,200 Becton Dickinson & Co. ............. 568,766
16,000 Boston Scientific Corp.† ............ 844,800
18,000 Cutera Inc.† ..................... 108,360
75,000 DENTSPLY SIRONA Inc. ............ 2,562,000
15,867 Electromed Inc.† .................. 164,858
40 Embecta Corp. ................... 602
800 Exact Sciences Corp.† .............. 54,576
7,000 Gerresheimer AG ................. 736,004
26,613 Globus Medical Inc., Cl. A† .......... 1,321,348
51,919 Halozyme Therapeutics Inc.† ......... 1,983,306
45,000 Henry Schein Inc.† ................ 3,341,250
800 Hologic Inc.† .................... 55,520
8,000 Horizon Therapeutics plc† ........... 925,520
8,500 ICU Medical Inc.† ................. 1,011,585
182,000 InfuSystem Holdings Inc.† ........... 1,754,480
45,000 Integer Holdings Corp.† ............. 3,529,350
200 Intuitive Surgical Inc.† .............. 58,458
45,000 Lantheus Holdings Inc.† ............ 3,126,600
25,000 Medtronic plc .................... 1,959,000
15,000 Merit Medical Systems Inc.† ......... 1,035,300
1,400 Neogen Corp.† ................... 25,956
43,274 Neuronetics Inc.† ................. 58,420
2,200 Patterson Cos. Inc. ................ 65,208
23,500 QuidelOrtho Corp.† ................ 1,716,440
500 Revvity Inc. ..................... 55,350
33,473 Semler Scientific Inc.† .............. 849,210
70,000 Silk Road Medical Inc.† ............. 1,049,300
3,300 Smith & Nephew plc, ADR ........... 81,741
25,000 Stericycle Inc.† ................... 1,117,750
14,000 Stryker Corp. .................... 3,825,780
17,000 SurModics Inc.† .................. 545,530

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care Equipment and Supplies (Continued)
4,000 Tandem Diabetes Care Inc.† .......... $ 83,080
12,000 The Cooper Companies Inc. .......... 3,816,120
110,000 Treace Medical Concepts Inc.† ........ 1,442,100
34,400 Zimmer Biomet Holdings Inc. ......... 3,860,368
48,001,634
Health Care Providers and Services  — 21.7%
160,000 Avantor Inc.† .................... 3,372,800
134,776 CareCloud Inc.† .................. 154,993
35,000 Cencora Inc. ..................... 6,298,950
6,000 Chemed Corp. ................... 3,118,200
25,000 DaVita Inc.† ..................... 2,363,250
19,084 DLH Holdings Corp.† .............. 222,710
9,200 Elevance Health Inc. ............... 4,005,864
192,500 Evolent Health Inc., Cl. A† ........... 5,241,775
16,385 Fortrea Holdings Inc.† .............. 468,447
24,200 HCA Healthcare Inc. ............... 5,952,716
500 IQVIA Holdings Inc.† ............... 98,375
16,385 Laboratory Corp. of America Holdings ... 3,294,204
8,000 McKesson Corp. .................. 3,478,800
600 Medpace Holdings Inc.† ............ 145,278
170,603 Option Care Health Inc.† ............ 5,519,007
10,000 Orthofix Medical Inc.† .............. 128,600
55,053 PetIQ Inc.† ...................... 1,084,544
500 Quest Diagnostics Inc. .............. 60,930
96,000 Tenet Healthcare Corp.† ............. 6,325,440
1,035 UnitedHealth Group Inc. ............ 521,837
51,856,720
Household and Personal Products  — 2.6%
12,000 Church & Dwight Co. Inc. ........... 1,099,560
15,000 Colgate-Palmolive Co. .............. 1,066,650
60,000 Edgewell Personal Care Co. .......... 2,217,600
12,000 The Procter & Gamble Co. ........... 1,750,320
6,134,130
Pharmaceuticals  — 17.8%
21,900 Abbott Laboratories ............... 2,121,015
47,400 AbbVie Inc. ..................... 7,065,444
25,000 Achaogen Inc.†(a) ................. 0
35,611 AstraZeneca plc, ADR .............. 2,411,577
24,000 Bausch Health Cos. Inc.† ............ 197,280
66,800 Bristol-Myers Squibb Co. ............ 3,877,072
75,000 Elanco Animal Health Inc.† ........... 843,000
43,400 Johnson & Johnson ............... 6,759,550
20,000 Merck & Co. Inc. .................. 2,059,000
67,500 Perrigo Co. plc ................... 2,156,625
92,125 Pfizer Inc. ...................... 3,055,786
12,000 Roche Holding AG, ADR ............ 407,160
25,000 Teva Pharmaceutical Industries Ltd., ADR† 255,000
20,400 The Cigna Group .................. 5,835,828
Shares
Market
Value
7,808 Vertex Pharmaceuticals Inc.† ......... $ 2,715,154
12,000 Viatris Inc. ...................... 118,320
2,040 Zimvie Inc.† ..................... 19,196
15,200 Zoetis Inc. ...................... 2,644,496
42,541,503
Specialty Chemicals  — 0.0%
1,000 International Flavors & Fragrances Inc. .. 68,170
TOTAL COMMON STOCKS ......... 234,128,159
PREFERRED STOCKS  — 0.1%
Biotechnology  — 0.1%
5,600 XOMA Corp., Ser. A, 8.625% ......... 133,280
RIGHTS  — 0.0%
Biotechnology  — 0.0%
6,907 Tobira Therapeutics Inc., CVR†(a) ...... 0
Health Care Providers and Services  — 0.0%
38,284 Chinook Therapeutics Inc., CVR† ...... 15,314
Pharmaceuticals  — 0.0%
3,500 Ipsen SA/Clementia, CVR†(a) ......... 0
13,000 Paratek Pharmaceuticals Inc., CVR† .... 260
260
TOTAL RIGHTS ................ 15,574
WARRANTS  — 0.0%
Health Care Providers and Services  — 0.0%
420 Option Care Health Inc., Cl. A, expire
07/27/25† ..................... 1,429
420 Option Care Health Inc., Cl. B, expire
07/27/25† ..................... 971
2,400
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.1%
$ 5,145,000 U.S. Treasury Bills,
5.338% to 5.414%††, 11/09/23 to
01/11/24 ...................... 5,104,446
TOTAL INVESTMENTS — 100.0% ....
(Cost $174,923,333) ............. $ 239,383,859

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 85.5% $ 204,764,938
Europe .............................. 9.7 23,234,277
Japan ............................... 4.4 10,502,590
Asia/Pacific ......................... 0.4 882,054
Total Investments ................... 100.0% $ 239,383,859